Financing Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Schedule of financing receivables
Financing Receivables

	As of
	March 31, 2023	December 31, 2022
Loans, net of deferred income	$31	$29
Investment in financing leases, net of deferred income	73	72
Allowance for credit losses	(4)	(4)

Current financing receivables — net (a)	100	97

Loans, net of deferred income	44	44
Investment in financing leases, net of deferred income	157	158
Allowance for credit losses	(5)	(6)

Non-current financing receivables — net (a)	$196	$196

(a)
Current financing receivables and
non-current
financing receivables are recognized within All other current assets and All other assets, respectively, in the Condensed Consolidated and Combined Statements of Financial Position.

Financing Receivables

	As of
	December 31, 2022	December 31, 2021
Loans, net of deferred income	$29	$25
Investment in financing leases, net of deferred income	72	77
Allowance for credit losses (a)	(4)	(3)

Current financing receivables – net (b)	$97	$99

Loans, net of deferred income	44	41
Investment in financing leases, net of deferred income	158	149
Allowance for credit losses (a)	(6)	(4)

Non-current financing receivables – net (b)	$196	$186

(a)	Allowance for credit losses activity related to current and non-current financing receivables including write-offs, net of recoveries, was not material for the years ended December 31, 2022 and 2021.
(b)	Current financing receivables and non-current financing receivables are recognized within All other current assets and All other assets, respectively, in the Combined Statements of Financial Position.